Related Parties - Summary of Balances and Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Payables and other liabilities to associates and joint ventures	€ 1	€ 0
Associates And Joint Ventures In Which BBVA And Caixabank Hold Interest
Disclosure of transactions between related parties [line items]
Receivables and other assets from associates and joint ventures	33	7
Payables and other liabilities to associates and joint ventures	14	7
Revenue from operations with associates and joint ventures	261	13
Expenses from operations with associates and joint ventures	40	7
Finance cost from operations with associates and joint ventures	€ 1	€ 1